FAIR VALUE MEASUREMENTS - (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 230,152,372	$ 230,091,362
Cash [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	598	82
U.S. Treasury Securities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets Held-in-trust, Noncurrent	$ 230,151,774	$ 230,091,280